Warrants (Tables)	12 Months Ended
Nov. 30, 2021
Warrants (Tables)
Schedule of stockholders' equity note, warrants or rights
	Exercise	Number		Shares issuable upon
Warrant	price ($)	outstanding	Expiry	exercise

2018 Firm Warrants	0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	0.9375	1,160,314	October 16, 2023	1,160,314
		21,160,314		21,160,314

Schedule of warrant transactions
	Outstanding, December 1, 2020	Issued	Expired	Exercised	Outstanding, November 30, 2021
June 2016 Warrants	277,478	-	(277,478)	-	-
March 2018 Warrants	441,666	-	(441,666)	-	-
March 2018 Placement Agent Warrants	44,166	-	(44,166)	-	-
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement Agent Warrants	1,160,314	-	-	-	1,160,314
	21,923,624	-	(763,310)	-	21,160,314

	Outstanding, December 1, 2019	Issued	Expired	Exercised	Outstanding, November 30, 2020
June 2016 Warrants	277,478	-	-	-	277,478
October 2017 Warrants	181,818	-	(181,818)	-	-
October 2017 Placement Agent Warrants	18,181	-	(18,181)	-	-
March 2018 Warrants	441,666	-	-	-	441,666
March 2018 Placement Agent Warrants	44,166	-	-	-	44,166
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
2018 Pre-Funded Warrants	1,616,667	-	-	(1,616,667)	-
October 2018 Placement Agent Warrants	1,160,314	-	-	-	1,160,314
	23,740,290	-	(199,999)	(1,616,667)	21,923,624